Parent Company (Details Textuals) (Parent Company [Member], USD $) In Millions, unless otherwise specified	Dec. 31, 2011
Parent Company [Member]
Parent Company Details (Textuals) [Abstract]
Guarantees of indebtedness	$ 40
Lines of credit drawn down	$ 0